Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 4,978	€ 6,398
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 4,150	€ 5,240
Discount rate	3.71%
Average duration of plans	3 years 6 months 10 days